Note 8 - Patents and Trademarks, net (Details) - Weighted Average Amortization Periods	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Purchased And Licensed Patent Rights [Member]
Note 8 - Patents and Trademarks, net (Details) - Weighted Average Amortization Periods [Line Items]
Weighted Average Amortization Periods	17 years	17 years
Internally Developed Patents [Member]
Note 8 - Patents and Trademarks, net (Details) - Weighted Average Amortization Periods [Line Items]
Weighted Average Amortization Periods	17 years	17 years
Trademarks [Member]
Note 8 - Patents and Trademarks, net (Details) - Weighted Average Amortization Periods [Line Items]
Weighted Average Amortization Periods	10 years	10 years